8. STOCK WARRANTS (Details Narrative) - Quarterly Report - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Apr. 08, 2015	Feb. 27, 2015	Mar. 23, 2014
Warrants Issued, Shares	342,000	524,000	524,000	50,000	100,000
Warrants, Exercise Price	$ 1.00	$ 1.00	$ 1.00	$ 0.60	$ 0.50
Warrant Expense		$ 259,278	$ 259,278			$ 555,598
Risk-Free Interest	1.00%	1.00%
Dividend Yield	0.00%	0.00%
Volatility	150.00%	150.00%
Expected Life	3 years	3 years
Warrant, Fair Market Value	$ 125,708	$ 42,650
Warrant [Member]
Warrants Issued, Shares						4,050,000
Warrants, Exercise Price						$ 0.001
Warrant 2 [Member]
Warrants Issued, Shares						2,375,000
Warrants, Exercise Price						$ 0.4
Warrant 1 and 2 [Member]
Risk-Free Interest			0.75%
Dividend Yield			0.00%
Volatility			150.00%
Expected Life			3 years
Warrant 3 [Member]
Warrants Issued, Shares						1,345,000
Warrants, Exercise Price						$ 0.4
Warrant Expense						$ 269,100
Warrant 4 [Member]
Warrants, Exercise Price						$ 0.4
Warrant Expense						$ 66,712
Risk-Free Interest			0.75%
Dividend Yield			0.00%
Volatility			150.00%
Expected Life			3 years